AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 98.5%
Communication Services - 1.1%
Radius Global Infrastructure, Inc., Class A*,1	17,690	$243,414
Consumer Discretionary - 11.2%
Adtalem Global Education, Inc.*	2,227	65,518
Bed Bath & Beyond, Inc.*,1	7,792	126,542
BorgWarner, Inc.	251	11,007
Bright Horizons Family Solutions, Inc.*	1,654	212,390
Caesars Entertainment, Inc.*	2,859	217,684
Five Below, Inc.*	25	4,100
Floor & Decor Holdings, Inc., Class A*	1,039	112,960
Leslie's, Inc.*	20,208	420,933
Lithia Motors, Inc., Class A	747	218,221
Mattel, Inc.*	39,074	817,428
Ollie's Bargain Outlet Holdings, Inc.*	1,000	47,940
The Cheesecake Factory, Inc.*	7,111	253,721
Under Armour, Inc., Class C*	5,370	85,866
Xponential Fitness, Inc., Class A*	1,206	21,057

Total Consumer Discretionary		2,615,367
Energy - 2.1%
Euronav, N.V. (Belgium)	2,621	21,807
International Seaways, Inc.[1]	1,961	28,611
PDC Energy, Inc.	4,285	253,972
SM Energy Co.	5,768	189,248

Total Energy		493,638
Financials - 11.8%
Argo Group International Holdings, Ltd. (Bermuda)	6,495	368,786
BankUnited, Inc.	5,682	237,224
LPL Financial Holdings, Inc.	5,646	972,919
NMI Holdings, Inc., Class A*	8,345	206,455
Pinnacle Financial Partners, Inc.	3,285	317,692
Webster Financial Corp.	5,412	307,456
Wintrust Financial Corp.	3,545	347,658

Total Financials		2,758,190
Health Care - 22.4%
ABIOMED, Inc.*	7	2,071
ACADIA Pharmaceuticals, Inc.*	13,557	304,897
Adaptive Biotechnologies Corp.*	3,510	61,214
Alnylam Pharmaceuticals, Inc.*	14	1,926
Apellis Pharmaceuticals, Inc.*	907	36,525
Arvinas, Inc.*	983	70,275
Axonics, Inc.*	5,793	274,762
	Shares	Value

BioMarin Pharmaceutical, Inc.*	34	$3,013
Covetrus, Inc.*	16,591	299,799
CRISPR Therapeutics AG (Switzerland)*	1,600	102,000
Cytokinetics Inc.*	8,527	283,011
Exact Sciences Corp.*	48	3,665
Guardant Health, Inc.*	58	4,034
Horizon Therapeutics PLC*	6,329	590,686
Inari Medical, Inc.*	688	50,609
Inspire Medical Systems, Inc.*	1,930	427,090
Insulet Corp.*	32	7,936
Iovance Biotherapeutics, Inc.*	4,068	67,732
Karyopharm Therapeutics, Inc.*,1	22,739	202,377
Lantheus Holdings, Inc.*	2,963	75,290
NanoString Technologies, Inc.*	182	6,319
Natera, Inc.*	2,243	158,468
Nektar Therapeutics*	3,163	35,173
Novocure, Ltd. (Jersey)*	67	4,600
NuVasive, Inc.*	3,096	161,023
Pacira BioSciences, Inc.*,1	6,093	382,458
Quanterix Corp.*	19,434	591,571
Sarepta Therapeutics, Inc.*	2,767	198,034
SmileDirectClub, Inc.*	2,790	7,142
Supernus Pharmaceuticals, Inc.*,1	4,686	144,563
TG Therapeutics Inc.*	9,311	107,728
Turning Point Therapeutics, Inc.*	2,892	107,669
United Therapeutics Corp.*	2,218	447,748

Total Health Care		5,221,408
Industrials - 20.7%
American Woodmark Corp.*	431	25,830
Array Technologies, Inc.*,1	29,323	309,064
The AZEK Co., Inc.*	3,515	116,100
Azul, S.A., ADR (Brazil)*	25,967	430,014
Beacon Roofing Supply, Inc.*	7,078	388,370
Builders FirstSource, Inc.*	3,409	231,778
Controladora Vuela Cia de Aviacion, S.A.B de CV, ADR (Mexico)*	5,686	101,381
Enovix Corp.*	5,640	90,860
Interface, Inc.	8,720	115,627
KBR, Inc.	16,701	724,823
Knight-Swift Transportation Holdings, Inc.	8,047	455,299
Masonite International Corp.*	1,620	160,769
MasTec, Inc.*	5,755	495,678
Quanta Services, Inc.	2,021	207,597

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Industrials - 20.7% (continued)
Sensata Technologies Holding PLC*	7,555	$433,355
Triumph Group, Inc.*	8,669	157,949
Tutor Perini Corp.*	1,033	12,293
Upwork, Inc.*	2,683	72,978
View, Inc.*,1	12,753	33,540
WESCO International, Inc.*	1,141	139,077
Willdan Group, Inc.*,1	4,073	128,137

Total Industrials		4,830,519
Information Technology - 22.2%
Avalara, Inc.*	1,356	148,645
BigCommerce Holdings, Inc., Series 1*	8,974	293,360
Blackline, Inc.*	669	61,461
Couchbase, Inc.*,1	18,030	422,443
Coupa Software, Inc.*	1,106	148,503
Dlocal, Ltd., Class A (Uruguay)*,1	158	4,727
Elastic, N.V.*	2,942	274,341
Fair Isaac Corp.*	1,100	544,489
Genpact, Ltd., (United States)	17,497	870,476
LiveRamp Holdings, Inc.*	165	7,367
MACOM Technology Solutions Holdings, Inc.*	9,760	597,410
MaxLinear, Inc.*	7,841	470,617
Mimecast, Ltd.*	2,648	211,072
MKS Instruments, Inc.	1,550	240,761
MongoDB, Inc.*,1	10	4,051
Monolithic Power Systems, Inc.	26	10,476
NCR Corp.*	1,351	51,419
Ouster, Inc.*,1	6,306	22,197
Paymentus Holdings, Inc., Class A*,1	969	25,465
Rapid7, Inc.*,1	173	16,665
SiTime Corp.*	1,741	405,810
Switch, Inc., Class A	5,949	152,473
WalkMe, Ltd. (Israel)*,1	1,835	31,984
Wolfspeed, Inc.*	44	4,147
Zendesk, Inc.*	237	23,347
Zuora, Inc., Class A*	7,501	124,742

Total Information Technology		5,168,448
	Shares	Value
Materials - 5.7%
Allegheny Technologies, Inc.*	16,676	$305,004
Carpenter Technology Corp.	6,741	193,601
Eagle Materials, Inc.	2,377	346,685
FMC Corp.	437	48,232
Livent Corp.*,1	4,896	112,657
Summit Materials, Inc., Class A*	9,005	320,218

Total Materials		1,326,397
Real Estate - 1.3%
Brixmor Property Group, Inc., REIT	2,758	69,943
SITE Centers Corp., REIT	9,628	142,591
STAG Industrial, Inc., REIT	1,858	79,392

Total Real Estate		291,926

Total Common Stocks (Cost $21,745,734)		22,949,307

Principal Amount
Short-Term Investments - 8.3%
Joint Repurchase Agreements - 2.2%[2]
Bank of Montreal, dated 01/31/22, due 02/01/22, 0.050% total to be received $511,096 (collateralized by various U.S. Government Agency Obligations, 1.500% - 4.500%, 07/01/27 - 02/01/52, totaling $521,317)	$511,095	511,095

	Shares
Other Investment Companies - 6.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	947,804	947,804
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	488,263	488,263

Total Other Investment Companies		1,436,067

Total Short-Term Investments (Cost $1,947,162)		1,947,162
Total Investments - 106.8% (Cost $23,692,896)		24,896,469
Other Assets, less Liabilities - (6.8)%		(1,590,135)
Net Assets - 100.0%		$23,306,334

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,372,246 or 5.9% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$22,949,307	—	—	$22,949,307
Short-Term Investments
Joint Repurchase Agreements	—	$511,095	—	511,095
Other Investment Companies	1,436,067	—	—	1,436,067
Total Investments in Securities	$24,385,374	$511,095	—	$24,896,469

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,372,246	$511,095	$814,353	$1,325,448
The following table summarizes the securities received as collateral for securities lending at January 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.500%	02/15/22-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.